John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 9/30/2024

Fund’s investments
As of 9-30-24 (unaudited)
	Shares	Value
Common stocks 107.0% (89.7% of Total investments)		$692,411,808
(Cost $422,705,417)
Financials 106.5%		689,344,131
Banks 93.9%
1st Source Corp.	118,620	7,102,966
ACNB Corp.	47,789	2,086,946
Alpine Banks of Colorado, Class B	173,462	5,099,783
American Business Bank (A)	74,896	2,841,554
American Riviera Bancorp (A)	218,459	4,181,305
Ameris Bancorp	163,774	10,217,860
Atlantic Union Bankshares Corp. (B)(C)	231,529	8,721,697
Avidbank Holdings, Inc. (A)	257,070	5,015,436
Bank of Idaho Holding Company (A)	150,000	4,650,000
Bank of Marin Bancorp	189,583	3,808,722
Bank7 Corp.	116,363	4,360,122
Banner Corp.	66,503	3,960,919
Bar Harbor Bankshares	142,394	4,391,431
BayCom Corp.	173,874	4,124,291
Bremer Financial Corp. (D)(E)	41,667	4,705,038
Business First Bancshares, Inc.	182,458	4,683,697
C&F Financial Corp.	37,912	2,212,165
California BanCorp (A)(B)(C)	455,317	6,734,138
Camden National Corp.	68,551	2,832,527
CB Financial Services, Inc.	57,155	1,598,054
Central Pacific Financial Corp.	144,201	4,255,372
ChoiceOne Financial Services, Inc.	98,216	3,035,857
Citizens Community Bancorp, Inc.	169,116	2,396,374
Citizens Financial Group, Inc. (C)	252,077	10,352,802
Civista Bancshares, Inc.	183,001	3,261,078
Coastal Financial Corp. (A)	130,615	7,051,904
Colony Bankcorp, Inc.	86,996	1,350,178
Columbia Banking System, Inc. (B)(C)	265,288	6,926,670
Comerica, Inc.	63,962	3,831,963
Community Heritage Financial, Inc. (F)	141,197	2,965,137
Community West Bancshares	126,760	2,441,398
ConnectOne Bancorp, Inc.	85,763	2,148,363
Cullen/Frost Bankers, Inc. (B)(C)	86,104	9,631,593
CVB Financial Corp.	222,784	3,970,011
Dime Community Bancshares, Inc. (B)(C)	160,568	4,624,358
Eagle Bancorp Montana, Inc.	127,715	2,016,620
East West Bancorp, Inc.	56,285	4,657,021
Eastern Bankshares, Inc.	410,229	6,723,653
Enterprise Bancorp, Inc.	74,904	2,393,932
Equity Bancshares, Inc., Class A	147,255	6,019,784
ESSA Bancorp, Inc.	94,578	1,817,789
Evans Bancorp, Inc.	69,760	2,718,547
Farmers & Merchants Bancorp, Inc.	114,822	3,174,828
Farmers National Banc Corp.	162,398	2,455,458
FFB Bancorp (A)	82,186	7,437,833
Fifth Third Bancorp (C)	251,784	10,786,427
First Business Financial Services, Inc.	91,858	4,187,806
First Citizens BancShares, Inc., Class A (C)	2,479	4,563,715
First Commonwealth Financial Corp.	289,538	4,965,577
First Community Corp.	132,912	2,849,633
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Financial Bancorp	340,639	$8,594,322
First Horizon Corp.	343,871	5,340,317
First Merchants Corp.	150,025	5,580,930
First Mid Bancshares, Inc.	76,166	2,963,619
First Reliance Bancshares, Inc. (A)(F)	426,454	4,324,244
Flushing Financial Corp.	118,649	1,729,902
Fulton Financial Corp.	194,516	3,526,575
German American Bancorp, Inc. (B)(C)	124,124	4,809,805
Great Southern Bancorp, Inc.	40,257	2,307,129
Hancock Whitney Corp. (B)(C)	182,751	9,351,369
HBT Financial, Inc.	209,443	4,582,613
Heritage Commerce Corp.	513,678	5,075,139
Heritage Financial Corp.	90,346	1,966,832
Horizon Bancorp, Inc.	378,518	5,885,955
Huntington Bancshares, Inc. (C)	739,488	10,870,474
InBankshares Corp. (A)	207,676	1,717,481
Independent Bank Corp. (Massachusetts)	85,080	5,030,780
Independent Bank Corp. (Michigan)	163,971	5,468,433
KeyCorp	616,729	10,330,211
Landmark Bancorp, Inc.	64,780	1,307,908
Live Oak Bancshares, Inc.	110,051	5,213,116
M&T Bank Corp. (B)(C)	63,774	11,359,422
Metrocity Bankshares, Inc.	65,263	1,998,353
Mid Penn Bancorp, Inc.	71,323	2,127,565
MidWestOne Financial Group, Inc.	133,914	3,820,566
NBT Bancorp, Inc.	104,324	4,614,251
Nicolet Bankshares, Inc. (B)(C)	89,093	8,519,964
Northrim BanCorp, Inc.	92,403	6,580,942
Ohio Valley Banc Corp.	79,347	1,923,371
Old National Bancorp (B)(C)	354,807	6,620,699
Old Second Bancorp, Inc.	355,988	5,549,853
OP Bancorp	170,717	2,130,548
Orange County Bancorp, Inc.	43,740	2,638,397
Orrstown Financial Services, Inc.	87,425	3,143,803
Pinnacle Financial Partners, Inc.	106,530	10,436,744
Plumas Bancorp	60,336	2,460,502
Popular, Inc. (B)(C)	102,018	10,229,345
Prime Meridian Holding Company	125,087	3,033,360
Private Bancorp of America, Inc. (A)	116,752	5,253,840
Provident Financial Holdings, Inc.	98,335	1,411,107
QCR Holdings, Inc.	74,384	5,506,648
Red River Bancshares, Inc.	58,027	3,017,404
Regions Financial Corp. (C)	449,183	10,479,439
Renasant Corp.	188,029	6,110,943
Riverview Bancorp, Inc.	330,361	1,556,000
SB Financial Group, Inc.	257,156	5,287,127
Shore Bancshares, Inc.	406,028	5,680,332
Sierra Bancorp	163,038	4,708,537
South Atlantic Bancshares, Inc.	289,568	4,065,535
Southern Missouri Bancorp, Inc.	104,786	5,919,361
SouthState Corp. (B)(C)	83,765	8,140,283
SpareBank 1 SR-Bank ASA	235,524	3,038,054
Stock Yards Bancorp, Inc. (B)(C)	79,829	4,948,600
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp.	225,002	$10,005,839
The First Bancorp, Inc.	226,174	5,952,900
The First Bancshares, Inc.	181,973	5,846,792
The PNC Financial Services Group, Inc. (C)	47,228	8,730,096
Timberland Bancorp, Inc.	113,266	3,427,429
TriCo Bancshares (B)(C)	190,923	8,142,866
Truist Financial Corp. (C)	186,098	7,959,411
U.S. Bancorp (C)	235,522	10,770,421
United BanCorp of Alabama, Inc., Class A (B)(C)	168,566	8,580,009
Virginia National Bankshares Corp.	82,690	3,444,039
Walden Mutual (A)(D)(E)	100,000	587,580
Westamerica BanCorp	111,139	5,492,489
Western Alliance Bancorp	52,765	4,563,645
White River Bancshares Company (A)(D)(E)	119,478	3,653,637
White River Bancshares Company	14,262	406,467
WSFS Financial Corp.	190,189	9,697,737
WTB Financial Corp., Class B	10,170	3,001,553
Zions Bancorp NA	223,170	10,538,087
Capital markets 8.2%
AllianceBernstein Holding LP	109,258	3,812,012
Ares Management Corp., Class A (B)(C)	60,842	9,481,617
Brookfield Corp. (B)(C)	124,500	6,617,175
KKR & Company, Inc. (C)	77,831	10,163,172
Oaktree Specialty Lending Corp. (B)(C)	259,793	4,237,224
Onex Corp.	96,758	6,777,245
Sixth Street Specialty Lending, Inc. (B)(C)	228,214	4,685,233
The Carlyle Group, Inc. (B)(C)	169,666	7,305,818
Consumer finance 1.6%
Discover Financial Services (C)	54,395	7,631,075
LendingClub Corp. (A)	260,870	2,981,744
Financial services 1.2%
Eurazeo SE	94,463	7,770,769
Insurance 1.3%
Assured Guaranty, Ltd.	75,941	6,038,828
Skyward Specialty Insurance Group, Inc. (A)	55,961	2,279,292
Mortgage real estate investment trusts 0.3%
Blackstone Mortgage Trust, Inc., Class A	112,233	2,133,549
Real estate 0.5%		3,067,677
Health care REITs 0.5%

Sila Realty Trust, Inc.	121,300	3,067,677

Preferred securities 5.7% (4.7% of Total investments)		$36,532,801
(Cost $33,533,184)
Financials 5.1%		33,137,594
Banks 5.1%
Associated Banc-Corp, 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%) (C)	100,000	2,474,000
Atlantic Union Bankshares Corp., 6.875%	142,754	3,494,618
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	90,000	2,160,000
CNB Financial Corp., 7.125% (B)(C)	75,200	1,858,192
Dime Community Bancshares, Inc., 9.000% (9.000% to 7-15-29, then Overnight SOFR + 4.951%)	80,000	2,176,000
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (E)(G)	4,000	3,416,000
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Merchants Corp., 7.500%	48,900	$1,244,505
Midland States Bancorp, Inc., 7.750% (7.750% to 9-30-27, then 5 Year CMT + 4.713%)	83,275	2,087,704
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then Overnight SOFR + 7.990%) (A)(G)	160,000	3,661,168
Pinnacle Financial Partners, Inc., 6.750% (B)(C)	42,975	1,048,160
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(C)(H)	77,222	2,033,255
Tectonic Financial, Inc., 12.100% (3 month LIBOR + 6.720%) (H)	186,840	1,948,741
United Community Banks, Inc., 6.875% (B)(C)	57,971	1,423,188
WaFd, Inc., 4.875% (B)(C)	210,875	4,112,063
Real estate 0.6%		3,395,207
Diversified REITs 0.3%
CTO Realty Growth, Inc., 6.375%	75,000	1,764,750
Office REITs 0.3%
Hudson Pacific Properties, Inc., 4.750%	118,838	1,630,457

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 5.5% (4.5% of Total investments)				$35,268,212
(Cost $33,925,211)
Financials 5.0%				32,452,759
Banks 5.0%
Ameris Bancorp (4.250% to 12-15-24, then 3 month CME Term SOFR + 2.940%)	4.250	12-15-29	2,000,000	1,960,000
Banc of California, Inc. (4.375% to 10-30-25, then 3 month CME Term SOFR + 4.195%)	4.375	10-30-30	2,000,000	1,829,830
Cadence Bank (4.125% to 11-20-24, then 3 month LIBOR + 2.470%)	4.125	11-20-29	2,000,000	1,980,000
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (I)	5.625	07-01-25	3,000,000	2,980,416
Cullen/Frost Capital Trust II (3 month CME Term SOFR + 1.812%) (H)	7.977	03-01-34	3,000,000	2,622,405
First Financial Bancorp (5.250% to 5-15-25, then 3 month CME Term SOFR + 5.090%)	5.250	05-15-30	3,000,000	2,963,632
Hometown Financial Group, Inc. (G)	8.750	03-15-27	3,500,000	3,583,336
Horizon Bancorp, Inc. (5.625% to 7-1-25, then 3 month CME Term SOFR + 5.490%)	5.625	07-01-30	3,000,000	2,940,000
Independent Bank Group, Inc. (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34	1,500,000	1,511,250
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (I)	5.125	11-01-26	3,000,000	2,965,559
QNB Corp. (8.875% to 9-1-29, then 3 month CME Term SOFR + 5.450%) (G)	8.875	09-01-34	2,250,000	2,289,780
Trustmark Corp. (3.625% to 12-1-25, then 3 month CME Term SOFR + 3.387%)	3.625	12-01-30	1,000,000	892,210
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,558,675
WSFS Financial Corp. (3 month CME Term SOFR + 2.312%) (H)	7.258	12-15-27	1,500,000	1,375,666
Real estate 0.5%				2,815,453
Retail REITs 0.5%

The Necessity Retail REIT, Inc. (G)	4.500	09-30-28	3,000,000	2,815,453

Convertible bonds 0.9% (0.8% of Total investments)				$6,061,463
(Cost $5,711,985)
Financials 0.9%				6,061,463
Mortgage real estate investment trusts 0.9%
Blackstone Mortgage Trust, Inc.	5.500	03-15-27	2,000,000	1,895,000

Redwood Trust, Inc.	7.750	06-15-27	4,179,000	4,166,463
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value

Certificate of deposit 0.0% (0.0% of Total investments)				$84,819
(Cost $84,819)
Country Bank for Savings	4.000	08-28-26	2,196	2,196
East Boston Savings Bank	2.960	11-03-25	1,944	1,944
Eastern Savings Bank	0.200	04-24-25	1,970	1,970
First Bank Richmond NA (E)	3.500	12-05-25	22,466	22,466
First Federal Savings Bank	2.500	01-09-25	3,073	3,073
First National Bank	0.400	06-17-26	1,379	1,379
First Savings Bank of Perkasie	0.747	04-07-25	5,201	5,201
Home National Bank	5.100	11-06-24	22,034	22,034
Hudson United Bank	4.250	04-24-25	2,296	2,296
Machias Savings Bank	1.000	05-30-25	2,044	2,044
Midstates Bank NA	0.520	06-03-25	2,077	2,077
Milford Federal Savings and Loan Bank	4.409	10-29-24	2,081	2,081
Mt. McKinley Bank	0.500	12-02-24	1,752	1,752
MutualOne Bank	1.300	09-11-25	4,309	4,309
Newburyport Five Cents Savings Bank	0.300	10-18-24	2,183	2,183
Newtown Savings Bank	3.920	06-03-25	2,006	2,006
Salem Five Bancorp	0.250	12-19-24	1,757	1,757
Sunshine Federal Savings and Loan Association	0.500	05-12-25	2,108	2,108
The Milford Bank	0.100	06-12-25	1,943	1,943

	Yield (%)	Shares	Value
Short-term investments 0.3% (0.3% of Total investments)			$2,026,470
(Cost $2,026,313)
Short-term funds 0.3%			2,026,470
John Hancock Collateral Trust (J)	4.8110(K)	202,594	2,026,470

Total investments (Cost $497,986,929) 119.4%	$772,385,573
Other assets and liabilities, net (19.4%)	(125,440,452)
Total net assets 100.0%	$646,945,121

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $73,816,708.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-24 was $184,889,085.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 9-30-24.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 3.874%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	$(210,867)	$(210,867)
Centrally cleared	10,000,000	USD	Fixed 3.356%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2028	—	(89,361)	(89,361)
Centrally cleared	5,000,000	USD	Fixed 4.181%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Jul 2029	—	(195,187)	(195,187)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	$(3,569)	1,767,850	1,764,281
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	(5,702)	3,047,489	3,041,787
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	(5,604)	3,118,724	3,113,120
								$(14,875)	$7,438,648	$7,423,773

(a)	At 9-30-24, the overnight SOFR was 4.960%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$607,429,378	$595,445,069	$3,038,054	$8,946,255
Capital markets	53,079,496	53,079,496	—	—
Consumer finance	10,612,819	10,612,819	—	—
Financial services	7,770,769	—	7,770,769	—
Insurance	8,318,120	8,318,120	—	—
Mortgage real estate investment trusts	2,133,549	2,133,549	—	—
Real estate
Health care REITs	3,067,677	3,067,677	—	—
Preferred securities
Financials
Banks	33,137,594	26,060,426	3,661,168	3,416,000
Real estate
Diversified REITs	1,764,750	1,764,750	—	—
Office REITs	1,630,457	1,630,457	—	—
8	|

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$35,268,212	—	$35,268,212	—
Convertible bonds	6,061,463	—	6,061,463	—
Certificate of deposit	84,819	—	62,353	$22,466
Short-term investments	2,026,470	$2,026,470	—	—
Total investments in securities	$772,385,573	$704,138,833	$55,862,019	$12,384,721
Derivatives:
Assets
Swap contracts	$7,919,188	—	$7,919,188	—
Liabilities
Swap contracts	(495,415)	—	(495,415)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-23	$4,896,959	$3,357,196	$26,371	$8,280,526
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	763,651	58,804	—	822,455
Purchases	3,285,645	—	—	3,285,645
Sales	—	—	(3,905)	(3,905)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 9-30-24	$8,946,255	$3,416,000	$22,466	$12,384,721
Change in unrealized appreciation (depreciation) at period end[1]	$763,651	$58,804	—	$822,455

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Common stocks	$8,946,255	Market Comparable	Price/Book Value multiple Discount	0.85x - 1.00x 6% - 18%	0.94x 7.3%

Preferred securities	$3,416,000	Bond Comparable	Benchmark Option Adjusted Spread (OAS) Implied OAS premium	7.78 14.49%	7.78 14.49%

Certificate of deposit	$22,466	Transactions Indicative of Value	Prior/recent transactions	$100	$100

Total	$12,384,721

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Option Adjusted Spread (OAS)	Increase	Decrease
Discount	Decrease	Increase
Implied OAS premium	Increase	Decrease
Price/Book Value multiple	Increase	Decrease
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Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	202,594	$4,353,721	$80,177,885	$(82,508,411)	$2,836	$439	$178,686	—	$2,026,470
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.7%	$4,705,038
Walden Mutual	9-1-22	1,000,000	100,000	—	—	100,000	0.1%	587,580
White River Bancshares Company	4-26-24	3,285,645	—	59,739	—	119,478[1]	0.6%	3,653,637
								$8,946,255

[1]	Two-for-one stock split.
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended September 30, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Community Heritage Financial, Inc.*	141,197	$2,329,751	—	—	—	$635,386	$25,415	—	$2,965,137
First Reliance Bancshares, Inc.	426,454	$3,654,711	—	—	—	669,533	—	—	4,324,244
					—	$1,304,919	$25,415	—	$7,289,381

*	The security was not an affiliate at the beginning or end of the period.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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